Contractual maturities for financial instruments including cash flows of principal and interest and off balance (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2017	Dec. 31, 2016
Financial assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		₩ 448,209,095	₩ 413,231,588
Cash and due from banks
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		22,738,482	19,264,123
Trading assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		28,472,987	26,695,953
Financial assets designated at FVTPL
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		3,579,204	3,416,284
Loans
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		306,856,061	286,381,603
AFS financial assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		42,124,670	37,675,040
HTM financial assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		32,286,741	25,719,903
Others
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		12,150,950	14,078,682
Financial liabilities
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		367,738,041	341,689,035
Deposits
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		254,642,501	240,713,597
Trading liabilities
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		1,848,490	1,976,760
Financial liabilities designated at FVTPL
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		8,297,855	9,233,908
Borrowings
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		27,812,741	25,504,929
Debt securities issued
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		54,810,441	47,430,630
Others
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		20,326,013	16,829,211
Off balance
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	80,197,222	79,597,528
Financial guarantee contracts
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	3,267,707	3,424,022
Loan commitments and other
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	76,929,515	76,173,506
Derivatives
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Derivative financial instruments, undiscounted cash flows		1,065,707	232,108
In flows
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Derivative financial instruments, undiscounted cash flows		9,593,477	7,745,353
Out flows
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Derivative financial instruments, undiscounted cash flows		(8,527,770)	(7,513,245)
Less than 1 month | Financial assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		127,438,442	119,083,740
Less than 1 month | Cash and due from banks
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		19,576,010	15,619,847
Less than 1 month | Trading assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		27,327,076	26,496,604
Less than 1 month | Financial assets designated at FVTPL
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		2,819,112	2,481,122
Less than 1 month | Loans
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		29,831,671	30,017,816
Less than 1 month | AFS financial assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		37,273,740	31,847,430
Less than 1 month | HTM financial assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		153,833	185,988
Less than 1 month | Others
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		10,457,000	12,434,933
Less than 1 month | Financial liabilities
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		170,002,744	155,132,974
Less than 1 month | Deposits
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		130,916,019	121,707,981
Less than 1 month | Trading liabilities
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		1,848,490	1,976,760
Less than 1 month | Financial liabilities designated at FVTPL
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		303,065	429,578
Less than 1 month | Borrowings
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		15,286,424	13,697,990
Less than 1 month | Debt securities issued
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		2,261,028	1,394,163
Less than 1 month | Others
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		19,387,718	15,926,502
Less than 1 month | Off balance
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	80,197,222	79,597,528
Less than 1 month | Financial guarantee contracts
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	3,267,707	3,424,022
Less than 1 month | Loan commitments and other
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	76,929,515	76,173,506
Less than 1 month | Derivatives
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Derivative financial instruments, undiscounted cash flows		410,815	(209,685)
Less than 1 month | In flows
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Derivative financial instruments, undiscounted cash flows		3,735,274	2,952,185
Less than 1 month | Out flows
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Derivative financial instruments, undiscounted cash flows		(3,324,459)	(3,161,870)
1~3 months | Financial assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		36,252,917	35,137,038
1~3 months | Cash and due from banks
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		868,907	1,282,950
1~3 months | Trading assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		627,936	30,052
1~3 months | Financial assets designated at FVTPL
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		35,001	1,029
1~3 months | Loans
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		34,176,546	32,259,593
1~3 months | AFS financial assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		352,098	1,286,987
1~3 months | HTM financial assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		178,514	260,512
1~3 months | Others
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		13,915	15,915
1~3 months | Financial liabilities
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		28,354,071	27,427,668
1~3 months | Deposits
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		21,725,284	22,583,391
1~3 months | Trading liabilities
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		0	0
1~3 months | Financial liabilities designated at FVTPL
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		324,807	452,306
1~3 months | Borrowings
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		2,543,847	1,914,573
1~3 months | Debt securities issued
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		3,717,185	2,435,353
1~3 months | Others
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		42,948	42,045
1~3 months | Off balance
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
1~3 months | Financial guarantee contracts
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
1~3 months | Loan commitments and other
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
1~3 months | Derivatives
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Derivative financial instruments, undiscounted cash flows		291,917	1,634
1~3 months | In flows
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Derivative financial instruments, undiscounted cash flows		790,313	514,990
1~3 months | Out flows
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Derivative financial instruments, undiscounted cash flows		(498,396)	(513,356)
3~6 months | Financial assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		44,756,874	41,818,304
3~6 months | Cash and due from banks
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		945,027	1,065,296
3~6 months | Trading assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		247,905	42,351
3~6 months | Financial assets designated at FVTPL
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		91,487	21,342
3~6 months | Loans
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		43,120,328	40,491,876
3~6 months | AFS financial assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		20,013	0
3~6 months | HTM financial assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		309,115	180,403
3~6 months | Others
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		22,999	17,036
3~6 months | Financial liabilities
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		37,476,826	36,293,816
3~6 months | Deposits
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		31,482,983	29,620,700
3~6 months | Trading liabilities
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		0	0
3~6 months | Financial liabilities designated at FVTPL
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		548,868	475,221
3~6 months | Borrowings
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		1,655,662	1,293,030
3~6 months | Debt securities issued
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		3,651,503	4,597,809
3~6 months | Others
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		137,810	307,056
3~6 months | Off balance
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
3~6 months | Financial guarantee contracts
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
3~6 months | Loan commitments and other
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
3~6 months | Derivatives
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Derivative financial instruments, undiscounted cash flows		101,772	21,333
3~6 months | In flows
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Derivative financial instruments, undiscounted cash flows		829,659	819,654
3~6 months | Out flows
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Derivative financial instruments, undiscounted cash flows		(727,887)	(798,321)
6 months ~ 1 year | Financial assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		69,407,486	62,259,688
6 months ~ 1 year | Cash and due from banks
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		1,290,451	1,219,959
6 months ~ 1 year | Trading assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		54,631	70,706
6 months ~ 1 year | Financial assets designated at FVTPL
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		20,097	0
6 months ~ 1 year | Loans
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		63,496,597	57,580,253
6 months ~ 1 year | AFS financial assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		2,472,184	1,515,705
6 months ~ 1 year | HTM financial assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		1,672,095	1,513,782
6 months ~ 1 year | Others
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		401,431	359,283
6 months ~ 1 year | Financial liabilities
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		67,080,598	61,218,062
6 months ~ 1 year | Deposits
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		52,440,287	49,624,644
6 months ~ 1 year | Trading liabilities
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		0	0
6 months ~ 1 year | Financial liabilities designated at FVTPL
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		916,388	1,380,011
6 months ~ 1 year | Borrowings
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		2,823,721	2,715,323
6 months ~ 1 year | Debt securities issued
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		10,565,098	7,371,729
6 months ~ 1 year | Others
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		335,104	126,355
6 months ~ 1 year | Off balance
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
6 months ~ 1 year | Financial guarantee contracts
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
6 months ~ 1 year | Loan commitments and other
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
6 months ~ 1 year | Derivatives
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Derivative financial instruments, undiscounted cash flows		89,071	94,695
6 months ~ 1 year | In flows
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Derivative financial instruments, undiscounted cash flows		1,411,010	1,979,609
6 months ~ 1 year | Out flows
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Derivative financial instruments, undiscounted cash flows		(1,321,939)	(1,884,914)
1~5 years | Financial assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		93,382,590	84,910,340
1~5 years | Cash and due from banks
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		8,320	37,590
1~5 years | Trading assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		183,577	36,226
1~5 years | Financial assets designated at FVTPL
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		364,898	606,257
1~5 years | Loans
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		76,247,244	72,248,194
1~5 years | AFS financial assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		408,106	68,025
1~5 years | HTM financial assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		15,018,937	10,755,027
1~5 years | Others
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		1,151,508	1,159,021
1~5 years | Financial liabilities
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		55,657,014	50,255,327
1~5 years | Deposits
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		16,137,734	14,144,690
1~5 years | Trading liabilities
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		0	0
1~5 years | Financial liabilities designated at FVTPL
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		5,106,209	5,412,373
1~5 years | Borrowings
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		3,658,670	4,191,730
1~5 years | Debt securities issued
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		30,391,156	26,138,646
1~5 years | Others
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		363,245	367,888
1~5 years | Off balance
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
1~5 years | Financial guarantee contracts
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
1~5 years | Loan commitments and other
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
1~5 years | Derivatives
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Derivative financial instruments, undiscounted cash flows		89,817	232,811
1~5 years | In flows
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Derivative financial instruments, undiscounted cash flows		2,684,189	1,361,541
1~5 years | Out flows
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Derivative financial instruments, undiscounted cash flows		(2,594,372)	(1,128,730)
More than 5 years | Financial assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		76,970,786	70,022,478
More than 5 years | Cash and due from banks
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		49,767	38,481
More than 5 years | Trading assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		31,862	20,014
More than 5 years | Financial assets designated at FVTPL
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		248,609	306,534
More than 5 years | Loans
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		59,983,675	53,783,871
More than 5 years | AFS financial assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		1,598,529	2,956,893
More than 5 years | HTM financial assets
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		14,954,247	12,824,191
More than 5 years | Others
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial assets, undiscounted cash flows		104,097	92,494
More than 5 years | Financial liabilities
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		9,166,788	11,361,188
More than 5 years | Deposits
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		1,940,194	3,032,191
More than 5 years | Trading liabilities
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		0	0
More than 5 years | Financial liabilities designated at FVTPL
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		1,098,518	1,084,419
More than 5 years | Borrowings
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		1,844,417	1,692,283
More than 5 years | Debt securities issued
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		4,224,471	5,492,930
More than 5 years | Others
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		59,188	59,365
More than 5 years | Off balance
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
More than 5 years | Financial guarantee contracts
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
More than 5 years | Loan commitments and other
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Off-balance, undiscounted cash flows	[1]	0	0
More than 5 years | Derivatives
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Derivative financial instruments, undiscounted cash flows		82,315	91,320
More than 5 years | In flows
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Derivative financial instruments, undiscounted cash flows		143,032	117,374
More than 5 years | Out flows
Contractual maturities for financial instruments including cash flows of principal and interest and off balance [Line Items]
Derivative financial instruments, undiscounted cash flows		₩ (60,717)	₩ (26,054)

[1]	As of December 31, 2016 and 2017, unused credit commitments which are the Group should fulfill the obligation immediately when the credit card members request payments amounted to ₩61,184,194 million and ₩63,745,952 million, respectively.